Risk management (Details 10)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Credit	55.00%	55.00%	62.00%
Market	2.00%	2.00%	2.00%
ALM	6.00%	7.00%	6.00%
Business	11.00%	9.00%	7.00%
Operational	2.00%	4.00%	7.00%
Fixed Assets	1.00%	1.00%	1.00%
Intangible Assets	3.00%	3.00%	5.00%
Pension Funds	1.00%	1.00%	1.00%
Deferred Tax Assets	19.00%	18.00%	9.00%
TOTAL	100.00%	100.00%	100.00%